SUMMARY OF WARRANTS ISSUED AND OUTSTANDING (Details)	6 Months Ended			9 Months Ended	12 Months Ended
	Apr. 30, 2023 shares	Apr. 30, 2023 $ / shares	Apr. 30, 2023 Segment	Oct. 31, 2021 shares $ / shares	Oct. 31, 2022 shares	Oct. 31, 2022 $ / shares	Oct. 31, 2021 shares $ / shares	Jan. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants beginning balance	5,082,225		5,082,225	730,258	730,258
Weighted average exercise price, warrants beginning balance		$ 4.75		$ 7.87		$ 7.87
Number of warrants, Granted | shares					4,351,967			730,258
Weighted average exercise price, Granted						4.22		$ 7.87
Number of RSUs, Exercised | Segment			(3,207)
Number of warrants ending balance			689,640	730,258	5,082,225		730,258	730,258
Weighted average exercise price, warrants ending balance				$ 7.87		4.75	$ 7.87	$ 7.87
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants beginning balance | shares	203,288						29,210
Weighted average exercise price, warrants beginning balance		118.75					$ 196.75
Number of warrants, Granted | shares	553,019						174,078
Weighted average exercise price, Granted		5.25					$ 105.50
Number of RSUs, Exercised | shares	(66,667)
Weighted average exercise price, Exerised		0.025
Number of warrants ending balance | shares	689,640				203,288
Weighted average exercise price, warrants ending balance		$ 46.00				$ 118.75